Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-Based Compensation
Share-Based Compensation

(4) Share-Based Compensation

        Certain employees of CVR Refining and employees of CVR Energy who perform services for CVR Refining participate in the equity compensation plans of CVR Refining's affiliates. Accordingly, CVR Refining has recorded compensation expense for these plans in accordance with SAB Topic 1-B and in accordance with guidance regarding the accounting for share-based compensation granted to employees of an equity method investee. All compensation expense related to these plans for full-time employees of CVR Refining has been allocated 100% to CVR Refining. For employees of CVR Energy performing services for CVR Refining, CVR Refining recorded share-based compensation relative to the percentage of time spent by each employee providing services to CVR Refining as compared to the total calculated share-based compensation by CVR Energy. CVR Refining is not responsible for payment of share-based compensation and all expense amounts are reflected as an increase or decrease to partners' capital.

  Long-Term Incentive Plan—CVR Energy

        CVR Energy has a Long-Term Incentive Plan ("CVR Energy LTIP") that permits the grant of options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights, share awards and performance awards (including performance share units, performance units and performance based restricted stock). As of June 30, 2013, only grants of restricted stock units under the CVR Energy LTIP remain outstanding. Individuals who are eligible to receive awards and grants under the CVR Energy LTIP include CVR Energy's or its subsidiaries' (including CVR Refining) employees, officers, consultants and directors.

  Restricted Shares

        Through the CVR Energy LTIP, shares of restricted stock and restricted stock units (collectively "restricted shares") have been granted to employees of CVR Energy and CVR Refining. Restricted shares, when granted, were historically valued at the closing market price of CVR Energy's common stock on the date of issuance and amortized to compensation expense on a straight-line basis over the vesting period of the common stock. These shares generally vest over a three-year period.

        The change of control and related Transaction Agreement in May 2012 triggered a modification to outstanding awards under the CVR Energy LTIP. Pursuant to the Transaction Agreement, all restricted shares scheduled to vest in 2012 were converted to restricted stock units whereby the recipient received cash settlement of the offer price of $30.00 per share in cash plus one CCP upon vesting. Restricted shares scheduled to vest in 2013, 2014 and 2015 were converted to restricted stock units whereby the awards will be settled in cash upon vesting in an amount equal to the lesser of the offer price or the fair market value as determined at the most recent valuation date of December 31 of each year. As a result of the modification, the Partnership was allocated additional share-based compensation of approximately $6.3 million for the three and six months ended June 30, 2012. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest.

        In December 2012 and subsequent periods, restricted stock units were granted to certain employees of CVR Energy and its subsidiaries (including CVR Refining). The non-vested restricted stock units are scheduled to vest over three years, with one-third of the award vesting each year on the anniversary of the grant date, with the exception of awards granted to certain executive officers of CVR Energy that vest over one year. Each restricted stock unit represents the right to receive, upon vesting, a cash payment equal to (a) the fair market value of one share of CVR Energy's common stock, plus (b) the cash value of all dividends declared and paid per share of CVR Energy's common stock from the grant date to and including the vesting date. The awards will be remeasured at each subsequent reporting date until they vest.

        Additionally, CVR Energy approved a discretionary award of up to 62,920 restricted stock units to Mr. Lipinski, CVR Energy's Chief Executive Officer and President, on or before December 31, 2013. This discretionary award remains subject to the review and recommendation of the Compensation Committee and approval of the board of directors of CVR Energy, and is conditioned on Mr. Lipinski continuing to be employed through December 31, 2013. As such, no expense related to this discretionary award was recorded during the three and six months ended June 30, 2013. To the extent awarded, the discretionary award will vest immediately, and include dividend equivalent rights for the time period commencing on December 28, 2012 through the date of the award.

        Assuming the allocation of costs from CVR Energy remains consistent with the allocation percentages in place at June 30, 2013, there was approximately $9.8 million of total unrecognized compensation cost related to restricted stock units and associated dividends to be recognized over a weighted-average period of approximately 0.9 years. Inclusion of the vesting table is not considered meaningful due to changes in allocation percentages that occur from time to time. The unrecognized compensation expense has been determined by the number of restricted stock units and associated dividends and respective allocation percentage for individuals for whom, as of June 30, 2013, compensation expense has been allocated to the Partnership. Compensation expense recorded for the three months ended June 30, 2013 and 2012 was approximately $2.5 million and $8.9 million, respectively. Compensation expense recorded for the six months ended June 30, 2013 and 2012 was approximately $6.1 million and $10.7 million, respectively.

  Long-Term Incentive Plan—CVR Refining

        In connection with the Initial Public Offering, on January 16, 2013, the board of directors of the general partner of the Partnership adopted the CVR Refining, LP Long-Term Incentive Plan (the "CVR Refining LTIP"). Individuals who are eligible to receive awards under the CVR Refining LTIP include employees, officers, consultants and directors of CVR Refining and the general partner and their respective subsidiaries and parents. The CVR Refining LTIP provides for the grant of options, unit appreciation rights, restricted units, phantom units, unit awards, substitute awards, other-unit based awards, cash awards, performance awards, and distribution equivalent rights, each in respect of common units. The maximum number of common units issuable under the CVR Refining LTIP is 11,070,000. As of June 30, 2013, no awards have been granted under the plan.

(6)   Share-Based Compensation

        Certain employees of CVR Refining and employees of CVR Energy who perform services for CVR Refining participate in the equity compensation plans of CVR Refining's affiliates. Accordingly, CVR Refining has recorded compensation expense for these plans in accordance with SAB Topic 1-B and in accordance with guidance regarding the accounting for share-based compensation granted to employees of an equity method investee. All compensation expense related to these plans for full-time employees of CVR Refining has been allocated 100% to CVR Refining. For employees of CVR Energy performing services for CVR Refining, CVR Refining recorded share-based compensation relative to the percentage of time spent by each employee providing services to CVR Refining as compared to the total calculated share-based compensation by CVR Energy. CVR Refining is not responsible for payment of share-based compensation and all expense amounts are reflected as an increase or decrease to partners' capital/divisional equity.

        Prior to CVR Energy's initial public offering, CVR Energy's subsidiaries were held and operated by Coffeyville Acquisition LLC ("CALLC"). CALLC issued non-voting override units to certain management members who held common units of CALLC. There were no required capital contributions for the override operating units. In connection with CVR Energy's initial public offering in October 2007, CALLC was split into two entities: CALLC and Coffeyville Acquisition II LLC ("CALLC II"). In connection with this split, management's equity interest in CALLC, including both their common units and non-voting override units, was split so that half of management's equity interest was in CALLC and half was in CALLC II. In addition, in connection with the transfer of the managing general partner of CVR Partners to CALLC III in October 2007, CALLC III issued non-voting override units to certain management members of CALLC III.

        In February 2011, CALLC and CALLC II sold into the public market 11,759,023 shares and 15,113,254 shares, respectively, of CVR Energy's common stock, pursuant to a registered public offering. In May 2011, CALLC sold into the public market 7,988,179 shares of CVR Energy's common stock, pursuant to a registered public offering.

        As a result, CALLC and CALLC II ceased to be stockholders of CVR Energy. Subsequent to CALLC II's divestiture of its ownership interest in CVR Energy in February 2011 and CALLC's divestiture of its ownership interest in CVR Energy in May 2011, no additional share-based compensation expense was incurred with respect to override units and phantom units. The final fair values of the override units of CALLC and CALLC II were derived based upon the values resulting from the proceeds received associated with each entity's respective divestiture of its ownership in CVR Energy. These values were utilized to determine the related compensation expense for the unvested units.

        The final fair value of the CALLC III override units was derived based upon the aggregate principal amount of the proceeds received by CVR Partners' general partner upon the purchase of CVR Partners' incentive distribution rights ("IDRs") by CVR Partners. These proceeds were subsequently distributed to the owners of CALLC III which includes the override unitholders. This value was utilized to determine the related compensation expense for the unvested units. No additional share-based compensation was incurred with respect to override units of CALLC III following the year ended December 31, 2011 due to the complete distribution of the value during that year.

        The following table provides key information for the share-based compensation plans related to the override units of CALLC, CALLC II, and CALLC III.

				*Compensation Expense for the Year Ended December 31,
	Benchmark Value (per Unit)	Original Awards Issued
Award Type			Grant Date	2011	2010
				(in thousands)
Override Operating Units	$11.31	919,630	June 2005	$—	$104
Override Operating Units	$34.72	72,492	December 2006	—	2
Override Value Units(a)	$11.31	1,839,265	June 2005	1,353	5,199
Override Value Units(b)	$34.72	144,966	December 2006	(4)	58
Override Units(c)	$10.00	642,219	February 2008	(94)	(244)

			Total	$1,255	$5,119

*
As CVR Energy's common stock price increased or decreased, compensation expense associated with the unvested CALLC and CALLC II override units increased or was reversed in correlation with the calculation of the fair value under the probability-weighted expected return method.

        Due to the divestiture of all ownership in CVR Energy by CALLC and CALLC II and due to the purchase of the IDRs from CVR Partners' general partner and the distribution to CALLC III, there was no associated unrecognized compensation expense as of December 31, 2012.

  Valuation Assumptions

        Significant assumptions used in the valuation of the Override Value Units (a) and (b) were as follows:

	(a) Override Value Units December 31,	(b) Override Value Units December 31,
	2010	2010
Estimated forfeiture rate	None	None
Derived service period	6 years	6 years
CVR Energy's closing stock price	$15.18	$15.18
Estimated fair value (per unit)	$22.39	$6.56
Marketability and minority interest discounts	20.0%	20.0%
Volatility	43.0%	43.0%

        (c) Override Units — Using a probability-weighted expected return method that utilized CALLC III's cash flow projections which includes expected future earnings and the anticipated timing of IDRs, the estimated grant date fair value of the override units was approximately $3,000. As a non-contributing investor, CVR Energy also recognized income equal to the amount that its interest in the investee's net book value has increased (that is its percentage share of the contributed capital recognized by the investee) as a result of the disproportionate funding of the compensation cost. Of the 642,219 units issued, 109,720 were immediately vested upon issuance and the remaining units were subject to a forfeiture schedule. Significant assumptions used in the valuation were as follows:

December 31,
2010
Estimated forfeiture rate	None
Derived Service Period	Forfeiture schedule
Estimated fair value (per unit)	$2.60
Marketability and minority interest discounts	10.0%
Volatility	47.6%

  Phantom Unit Plans

        CVR Energy, through CRLLC, had two Phantom Unit Appreciation Plans (the "Phantom Unit Plans") whereby directors, employees and service providers were eligible to be awarded phantom points at the discretion of CVR Energy's board of directors or the compensation committee. Holders of service phantom points received distributions when CALLC and CALLC II holders of override operating units received distributions. Holders of performance phantom points received distributions when CALLC and CALLC II holders of override value units received distributions.

        There was no compensation expense for the year ended December 31, 2012 related to the Phantom Unit Plans. The Phantom Unit Plans were terminated in December 2012. Compensation expense allocated for the years ended December 31, 2011 and 2010 related to the Phantom Unit Plans was approximately $4.3 million and $5.9 million, respectively. Due to the divestiture of all ownership of CVR Energy by CALLC and CALLC II, there was no unrecognized compensation expense associated with the Phantom Unit Plans at December 31, 2012.

        Using CVR Energy's closing stock price at December 31, 2010 to determine the company's equity value, through an independent valuation process, the service phantom interest and performance phantom interest were valued as follows:

December 31, 2010
Service Phantom interest (per point)	$14.64
Performance Phantom interest (per point)	$21.25

  Long-Term Incentive Plan — CVR Energy

        CVR Energy has a Long-Term Incentive Plan ("CVR Energy LTIP") that permits the grant of options, stock appreciation rights, restricted shares, restricted share units, dividend equivalent rights, share awards and performance awards (including performance share units, performance units and performance based restricted stock). As of December 31, 2012, only restricted shares of CVR Energy common stock, restricted stock units and stock options had been granted under the CVR Energy LTIP. Individuals who are eligible to receive awards and grants under the CVR Energy LTIP include CVR Energy's or its subsidiaries' (including CVR Refining) employees, officers, consultants and directors.

  Restricted Shares

        Through the CVR Energy LTIP, shares of restricted stock and restricted stock units (collectively "restricted shares") have been granted to employees of CVR Energy and CVR Refining. Restricted shares, when granted, were historically valued at the closing market price of CVR Energy's common stock on the date of issuance and amortized to compensation expense on a straight-line basis over the vesting period of the common stock. These shares generally vest over a three-year period.

        The change of control and related Transaction Agreement discussed in Note 4 ("Change in Control at CVR Energy") triggered a modification to outstanding awards under the CVR Energy LTIP. Pursuant to the Transaction Agreement, all restricted shares scheduled to vest in 2012 were converted to restricted stock units whereby the recipient received cash settlement of the offer price of $30.00 per share in cash plus one CCP upon vesting. Restricted shares scheduled to vest in 2013, 2014 and 2015 were converted to restricted stock units whereby the awards will be settled in cash upon vesting in an amount equal to the lesser of the offer price or the fair market value as determined at the most recent valuation date of December 31 of each year. As a result of the modification, the Partnership was allocated additional share-based compensation of approximately $6.3 million. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest.

        In December 2012, restricted stock units were granted to certain employees of CVR Energy and its subsidiaries (including CVR Refining). The non-vested restricted stock units are expected to vest over three years on the basis of one-third of the award each year with the exception of awards granted to certain executive officers of CVR Energy that vest over one year. Each restricted stock unit represents the right to receive, upon vesting, a cash payment equal to (a) the fair market value of one share of the CVR Energy's common stock, plus (b) the cash value of all dividends declared and paid per share of the CVR Energy's common stock from the grant date to and including the vesting date. The awards will be remeasured at each subsequent reporting date until they vest.

        Additionally, CVR Energy approved a discretionary award of up to 62,920 restricted stock units to Mr. Lipinski, CVR Energy's Chief Executive Officer and President, on or before December 31, 2013. This discretionary award remains subject to the review and recommendation of the Compensation Committee and approval of the board of directors of the CVR Energy, and is conditioned on Mr. Lipinski continuing to be employed through December 31, 2013. As such, no expense related to this discretionary award was recorded during the year ended December 31, 2012. To the extent awarded, the discretionary award will vest immediately, and include dividend equivalent rights for the time period commencing on December 28, 2012 through the date of the award.

        Assuming the allocation of costs from CVR Energy remains consistent with the allocation percentages in place at December 31, 2012, there was approximately $13.3 million of total unrecognized compensation cost related to restricted shares to be recognized over a weighted-average period of approximately 1.1 years. Inclusion of the vesting table is not considered meaningful due to changes in allocation percentages that occur from time to time. The unrecognized compensation expense has been determined by the number of restricted shares and respective allocation percentage for individuals for whom, as of December 31, 2012, compensation expense has been allocated to the Partnership.

        Compensation expense recorded for the years ended December 31, 2012, 2011 and 2010, related to the restricted shares, was approximately $18.5 million, $3.3 million and $0.5 million, respectively.